Consolidated Statements of Operations and Other Comprehensive Income (Loss) - Restated - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenues	$ 97
Expenses
Research and development	2,801	3,129	12,535
General and administrative expenses	20,199	4,254	5,664
Depreciation and amortization expense	193	35	54
Loss from operations	(23,096)	(7,418)	(18,253)
Change in fair value of warrant liability	2,883	(388)	6,868
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone			11,305
Change in fair value of put rights, net of redemptions	(5,959)
Loss on revaluation of digital assets	(1,411)
Loss on revaluation of digital asset receivables	(2,349)
Realized loss on sale of digital assets	(1,700)
Realized loss on novation of digital assets to investor	(676)
Gain on settlement with Parexel - iOx CRO		946
Loss on Registered Direct Offering			(2,432)
Offering costs			(662)
Impairment loss - iOx IPR&D			(57,890)
Impairment loss - Tarus IPR&D			(23,615)
Impairment loss - Stimunity			(1,002)
Impairment loss - Saugatuck			(178)
Commitment fee under Committed Purchase Agreement			(839)
Gain on dissolution of investment in associate			27
Gain from sale of investment in public company			725
Impairment loss - investment in Compedica	(4,804)
Loss on revaluation of investment in Compedica	(182)
Change in fair value of TON payable to settle put rights exercised	51
Gain on settlement of TON payable	336
Loss on settlement of put right liability	(916)
Foreign exchange transaction (loss) gain	(1)	(7)	7
Interest (expense) income, net	(1,014)	86	242
Loss on extinguishment of debt	(582)
Gain on forgiveness of loan interest	837
Share of losses from equity method investment	(44)		(233)
Loss before benefit for income taxes	(38,627)	(6,781)	(85,930)
Income tax benefit		3	10,548
Net loss	(38,627)	(6,778)	(75,382)
Other comprehensive loss
Net unrealized loss on investments			(38)
Total comprehensive loss for period	(38,627)	(6,778)	(75,420)
Net loss attributable to:
Owners of the Company	(38,626)	(6,767)	(75,339)
Non-controlling interest	(1)	(11)	(43)
Comprehensive loss attributable to:
Owners of the Company	(38,626)	(6,767)	(75,377)
Non-controlling interest	$ (1)	$ (11)	$ (43)
Loss per share
Loss per share, Basic	$ (4.18)	$ (5.72)	$ (77.83)
Loss per share, Diluted	$ (4.18)	$ (5.72)	$ (77.83)
Weighted average shares outstanding
Weighted average shares outstanding, Basic	9,248	1,183	968
Weighted average shares outstanding, Diluted	9,248	1,183	968